Intangible Assets - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets, Net
Amortization expenses for intangible assets	47,793,828	25,047,694	31,374,058
Accelerated amortization expense resulting from the change in the estimated useful life of intangible assets acquired			17,459,000